DERIVATIVE INSTRUMENTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
GAIN (loss) on the provisional pricing of concentrate sales
Realized	$ 11.9	$ 9.6
Unrealized	4.2	4.5
Total gains	16.1	14.1
Gold [Member]
GAIN (loss) on the provisional pricing of concentrate sales
Realized	1.9	2.8
Unrealized	0.1	(1.5)
Total gains	2.0	1.3
Copper [Member]
GAIN (loss) on the provisional pricing of concentrate sales
Realized	10.0	6.8
Unrealized	4.1	6.0
Total gains	$ 14.1	$ 12.8